                        THE SELECT SECTOR SPDR(R) TRUST

                       ---------------------------------
                               SEMI-ANNUAL REPORT
                       ---------------------------------

                                 MARCH 31, 1999
                                  (UNAUDITED)

                                      LOGO

    "Standard & Poor's(R)", "S&P 500(R)", "Standard & Poor's 500(R)", "500",
"Standard & Poor's Depositary Receipts(R)", "SPDRs(R)", "Select Sector SPDR", "Select Sector SPDRs" and "Select Sector Standard & Poor's Depositary Receipts" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use in connection with the listing and trading of Select Sector SPDRs on the AMEX. The stocks included in each Select Sector Index (upon which the Select Sector SPDRs are based) were selected by Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch" and sometimes referred to as the "Index Compilation Agent") in consultation with Standard & Poor's ("S&P") from the universe of companies represented by the Standard & Poor's 500 Composite Stock Index ("S&P"). The composition and weighting of the stocks included in each Select Sector Index can be expected to differ from the composition and weighting of stocks included in any similar S&P 500 sector index that is published and disseminated by S&P.

SELECT SECTOR SPDR FUNDS

     Select Sector SPDR Funds are unique investments that unbundle the benchmark S&P 500 and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500 much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDRs trade on the American Stock Exchange.

NINE SELECT SECTOR SPDR FUNDS

     Shares are available for exchange trading in the following Funds of the Select Sector SPDR Trust:

     THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND                       XLB

     THE CONSUMER SERVICES SELECT SECTOR SPDR FUND                      XLV

     THE CONSUMER STAPLES SELECT SECTOR SPDR FUND                       XLP

     THE CYCLICAL TRANSPORTATION SELECT SECTOR SPDR FUND                XLY

     THE ENERGY SELECT SECTOR SPDR FUND                                 XLE

     THE FINANCIAL SELECT SECTOR SPDR FUND                              XLF

     THE INDUSTRIAL SELECT SECTOR SPDR FUND                             XLI

     THE TECHNOLOGY SELECT SECTOR SPDR FUND                             XLK

     THE UTILITIES SELECT SECTOR SPDR FUND                              XLU

     Each of these Funds is designed to, before expenses, closely track the price performance and dividend yield of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P
500. Each stock in the S&P 500 is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500. Of course, each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index.

OBJECTIVE

     Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500 Index.

THE SELECT SECTOR SPDR TRUST
CHAIRMAN'S LETTER TO SHAREHOLDERS

Dear shareholders:

I am pleased to present the first semi-annual report for The Select Sector SPDR Trust. Provided on the following pages are Management's Discussion and Analysis for each of The Select Sector SPDR Funds, as well as the unaudited semi-annual financial statements for the period ended March 31, 1999.

The first quarter of 1999 will be remembered for the Dow Jones Industrial Average surpassing the 10,000 mark for the first time in history, yet not everyone was in a celebratory mood. The performance trends witnessed by investors since 1996 held true to form throughout the first quarter of 1999, which meant more bad news for investors in small and mid-cap stocks. Market outperformance has continued to come from an extremely narrow field, as large cap growth companies have again dominated U.S. equity performance. Large cap stocks continued their domination of small cap stocks as the S&P 500 outpaced the S&P SmallCap 600 and the Russell 2000 by 14% and 10.4%, respectively, for the first quarter of 1999. Another example of just how the U.S. market has become influenced by a few stocks is the fact that only 21 stocks contributed to the S&P 500 Index advance for the first quarter. In fact, one third of the Index's performance was generated from only two stocks, America Online and Microsoft.

The other current phenomenon of the first quarter of 1999 was the dominance exhibited among Internet related stocks across the U.S. equity market. Technology and telecommunications stocks were once again the driving forces behind returns in the U.S. marketplace. Even within these outperforming sectors discrimination existed between large and small caps.

We appreciate your support of The Select Sector SPDR Trust and look forward to serving your investment needs in the years to come.

Sincerely,

/s/ John W. English

John W. English
Chairman of the Board

MANAGEMENT'S DISCUSSION AND ANALYSIS

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND

The Basic Industries Select Sector SPDR Fund underperformed the Standard & Poor's 500 Composite Stock Index ("S&P 500") Index and The Basic Industries Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 5.67%* versus 11.11% for the S&P 500 Index and 5.88% for the Sector Index. Although the Basic Industries Select Sector provided a positive total return for the first quarter of 1999 with the Sector Index returning 1.47% and the Fund returning 1.33%, both trailed the performance of the S&P 500 Index which posted a return of 4.98%. The Basic Industries Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Basic Industries Select Sector SPDR Fund consists of 56 companies.

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND

The Consumer Services Select Sector SPDR Fund outperformed the S&P 500 Index during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 16.59%* versus 11.11% for the S&P 500 Index. During the same period, the Fund underperformed the Consumer Services Select Sector Index ("Sector Index"), which returned 17.07%. Additionally, the Consumer Services Select Sector experienced a strong first quarter of 1999 relative to the S&P 500. The total return for the Sector Index and the Fund over the quarter was 8.12% and 7.77%, respectively, compared to 4.98% for the S&P 500 index. The Consumer Services Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Consumer Services Select Sector SPDR Fund consists of 45 companies.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND

The Consumer Staples Select Sector SPDR Fund underperformed the S&P 500 Index and the Consumer Staples Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 1.93%* versus 11.11% for the S&P 500 Index and 2.01% for the Sector Index. The Consumer Staples Select Sector was one of only two Select Sectors to post negative returns for the first quarter of 1999 (Utilities being the other). The Sector Index and the Fund posted returns of (2.41)% and (2.49)%, respectively, versus a 4.98% return for the S&P 500 Index. A rising market did not favor the defensive characteristics of consumer staples and utilities. The Consumer Staples Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Consumer Staples Select Sector SPDR Fund consists of 70 companies.

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND

The Cyclical/Transportation Select Sector SPDR Fund outperformed the S&P 500 Index during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 16.52%* versus 11.11% for the S&P 500 Index. During the same period, the Fund underperformed the Cyclical/Transportation Select Sector Index ("Sector Index"), which returned 16.59%. Performance was favorable during the first quarter of 1999 for the Cyclical/Transportation Select Sector relative to the S&P 500. The total return for the Sector Index and the Fund over the quarter was 8.86% and 8.84%, respectively, compared to 4.98% for the S&P 500 Index. The Cyclical sector was one of the major contributors to the S&P 500 earnings growth for the first three months of this year. The Cyclical/Transportation Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Cyclical/Transportation Select Sector SPDR Fund consists of 67 companies.

THE ENERGY SELECT SECTOR SPDR FUND

The Energy Select Sector SPDR Fund underperformed the S&P 500 Index and the Energy Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 4.83%* versus 11.11% for the S&P 500 Index and 5.11% for the Sector Index. The Energy Select Sector experienced positive results for the first quarter of 1999 with the Sector Index and the Fund returning 6.62% and 6.60%, respectively, versus 4.98% for the S&P 500 Index. The sharp drop in crude oil prices coupled with one of the warmest winters on record resulted in a slow start to the quarter for the Energy Select Sector. Planned production cuts by OPEC and merger talks spurred the Energy sector in the last two months of the quarter, as the Fund posted a return of 13.83% in the month of March alone. The Energy Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Energy Select Sector SPDR Fund consists of 30 companies.

THE FINANCIAL SELECT SECTOR SPDR FUND

The Financial Select Sector SPDR Fund outperformed the S&P 500 Index and the Financial Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 13.71%* versus 11.11% for the S&P 500 Index and 13.62% for the Sector Index. The Financial Select Sector experienced a strong first quarter of 1999 relative to the S&P 500. The total return for the Sector Index and the Fund over the quarter was 7.34% and 7.30%, respectively, versus 4.98% for the S&P 500 Index. While first quarter market performance continued to be dominated by large-cap growth stocks, there were a few segments of the value universe, financials being one of them, which performed quite well. The Financial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Financial Select Sector SPDR Fund consists of 73 companies.

THE INDUSTRIAL SELECT SECTOR SPDR FUND

The Industrial Select Sector SPDR Fund underperformed the S&P 500 Index and the Industrial Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 10.10%* versus 11.11% for the S&P 500 Index and 10.27% for the Sector Index. During the first quarter of 1999, the Industrial Select Sector underperformed relative to the S&P 500, with the Sector Index and the Fund returning 2.43% and 2.35%, respectively, versus 4.98% for the S&P 500 Index. Although most of the larger cap names advanced, the collective weight of the smaller caps prevented the sector from realizing a more sizable gain. The news for many companies within the industrial sector was mixed for the first quarter. Although a number of companies were hurt by the weak demand from energy, mining and agricultural-related customers, they were able to find solace in a continued strong domestic homebuilding market. The Industrial Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Industrial Select Sector SPDR Fund consists of 35 companies.

THE TECHNOLOGY SELECT SECTOR SPDR FUND

The Technology Select Sector SPDR Fund outperformed the S&P 500 Index and the Technology Select Sector Index ("Sector Index") during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was 21.89%* versus 11.11% for the S&P 500 Index and 21.78% for the Sector Index. The Technology sector was the best performing sector of the S&P 500 Index for the first quarter of 1999. The Sector Index and the Fund returned 12.48% and 12.35%, respectively, over the quarter, versus 4.98% for the S&P 500 Index. The sector was primarily driven by the .com phenomenon as internet related stocks continued their dominance across the U.S. equity market. The Computer Services industry, which is a component of the Technology Sector, was up nearly 25% for the first quarter. The Technology Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Technology Select Sector SPDR Fund consists of 83 companies.

THE UTILITIES SELECT SECTOR SPDR FUND

The Utilities Select Sector SPDR Fund underperformed the S&P 500 Index during the period from December 16, 1998 (commencement of operations) to March 31, 1999. The total return for the Fund was (7.61)%* versus 11.11% for the S&P 500 Index. During the same period, the Fund outperformed the Utilities Select Sector Index ("Sector Index"), which had a return of (7.70)%. The Utility sector was the worst performing of the nine sectors for the first quarter of 1999. The total return for the Sector Index and the Fund over the quarter was (10.99)% and (10.90)%, respectively, versus 4.98% for the S&P 500 Index. The less than favorable performance for the first quarter of 1999 can be tied to problems with electric companies and power producers. On the positive side, strong demand for basic telephone services has continued, while demand for consumer services, particularly data and value-added services, has exploded so far this year and is expected to continue beyond the first quarter of 1999. The Utilities Select Sector SPDR Fund utilizes a "passive" or indexing investment approach and attempts to approximate the investment performance of its benchmark Sector Index, before expenses, by investing in a portfolio of stocks that seek to replicate the relevant Sector Index. The Utilities Select Sector SPDR Fund consists of 41 companies.

* Results represent past performance and do not indicate future results. The value of an investment in the Trust and the return on investment both will fluctuate and redemption proceeds may be higher or lower than an investor's original cost.

THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES          VALUE
COMMON STOCK--100.1%
CHEMICALS--50.1%
Air Products & Chemicals, Inc. ...............           15,740      $   539,095
Avery Dennison Corp. .........................            7,960          457,700
Dow Chemical Co. .............................           15,141        1,410,952
Du Pont (E.I.) de Nemours ....................           77,246        4,485,096
Eastman Chemical Co. .........................            5,417          227,853
Ecolab, Inc. .................................            8,854          314,317
Engelhard Corp. ..............................            9,806          166,089
FMC Corp. (a) ................................            2,261          111,637
Great Lakes Chemical Corp. ...................            4,037          148,360
Hercules, Inc. ...............................            6,881          173,745
Morton International, Inc. ...................            8,301          305,062
Nalco Chemical Co. ...........................            4,480          119,000
PPG Industries, Inc. .........................           12,121          621,201
Praxair, Inc. ................................           10,797          389,367
Rohm & Haas Co. ..............................           11,499          385,935
Sealed Air Corp. (a) .........................            5,697          280,221
Tenneco, Inc. ................................           11,741          328,014
Union Carbide Corp. ..........................            9,099          411,161
W.R. Grace & Co. (a) .........................            5,032           61,013
                                                                     -----------
                                                                      10,935,818
                                                                     -----------

DRUGS--9.9%
Monsanto Co. .................................           42,973        1,974,072
Sigma-Aldrich Corp. ..........................            6,977          204,077
                                                                     -----------
                                                                       2,178,149
                                                                     -----------
FINANCIAL SERVICES--1.1%
Temple-Inland, Inc. ..........................            3,797          238,262
                                                                     -----------
FOREST PRODUCTS--17.3%
Bemis Co., Inc. ..............................            3,589          111,483
Boise Cascade Corp. ..........................            3,857          124,388
Champion International Corp. .................            6,537          268,426
Georgia-Pacific Group ........................            6,020          446,985
International Paper Co. ......................           21,132          891,506
Louisiana-Pacific Corp. ......................            7,446          138,682
Mead Corp. ...................................            7,046          216,664
Potlatch Corp. ...............................            1,980           67,196
Union Camp Corp. .............................            4,737          317,971
Westvaco Corp. ...............................            6,917          145,257
Weyerhaeuser Co. .............................           13,620          755,910
Willamette Industries, Inc. ..................            7,597          286,787
                                                                     -----------
                                                                       3,771,255
                                                                     -----------
GOLD--5.2%
Barrick Gold Corp. ..........................           25,621           437,158
Battle Mountain Gold Co. ....................           15,708            43,197
Freeport-McMoran Copper &
     Gold, Inc. .............................           11,322           123,127
Homestake Mining Co. ........................           16,348           141,002
Newmont Mining Corp. ........................           11,531           201,792
Placer Dome, Inc. ...........................           17,188           192,291
                                                                    ------------
                                                                       1,138,567
                                                                    ------------
HEAVY ELECTRICAL
EQUIPMENT--0.9%
Phelps Dodge Corp. ..........................            3,966           195,325
                                                                    ------------
INDUSTRIAL PRODUCTS--0.3%
Timken Co. ..................................            4,252            69,095
                                                                    ------------
MINING--15.3%

Alcan Aluminum Ltd. .........................           15,680           404,740
Alcoa, Inc. .................................           25,222         1,038,831
Allegheny Teledyne, Inc. ....................           13,520           256,035
ASARCO, Inc. ................................            2,717            37,359
Ball Corp. ..................................            2,097            98,428
Bethlehem Steel Corp. (a) ...................            8,888            73,326
Crown Cork & Seal Co., Inc. .................            8,379           239,325
Cyprus Amax Minerals Co. ....................            6,244            75,709
Inco Ltd. ...................................           11,351           151,110
Nucor Corp. .................................            6,000           264,375
Owens-Illinois, Inc. (a) ....................           10,731           268,275
Reynolds Metals Co. .........................            4,419           213,493
USX-U.S. Steel Group ........................            6,134           144,149
Worthington Industries, Inc. ................            6,321            74,272
                                                                    ------------
                                                                       3,339,427
                                                                    ------------
TOTAL COMMON STOCK--
     (Cost $21,281,105) .....................                         21,865,898
                                                                    ------------
SHORT TERM INVESTMENTS--0.2%

MONEY MARKET FUND--0.2%
AIM Short Term Investment Class
     Prime Fund (Cost $36,444)  .............           36,444            36,444
                                                                    ------------


TOTAL INVESTMENTS--100.3%
     (Cost $21,317,549) .....................                         21,902,342

OTHER ASSETS AND LIABILITIES--(0.3)% ........                            (56,715)

NET ASSETS--100.0% ..........................                       $ 21,845,627
                                                                    ============



(a)  Non-income producing security

The accompanying notes are an integral part of the financial statements

THE CONSUMER SERVICES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                    SHARES         VALUE
--------------------                                    ------         -----
COMMON STOCK--100.0%
ALCOHOL--3.3%
Seagram Co. Ltd. ............................           39,880      $  1,994,000
                                                                    ------------

ENTERTAINMENT--5.2%
Carnival Corp. ..............................           61,166         2,970,374
King World Productions, Inc.(a) .............            7,145           218,369
                                                                    ------------
                                                                       3,188,743
                                                                    ------------
FINANCIAL SERVICES--2.9%
Cendant Corp. (a) ...........................           85,262         1,342,877
H&R Block, Inc. .............................            9,759           462,333
                                                                    ------------
                                                                       1,805,210
                                                                    ------------
HOTELS--2.9%
Harrah's Entertainment, Inc.(a) .............           12,646           241,064
Hilton Hotels Corp. .........................           26,053           366,370
Marriott International, Inc. ................           24,213           814,162
Mirage Resorts, Inc. (a) ....................           17,973           381,926
                                                                    ------------
                                                                       1,803,522
                                                                    ------------
INFORMATION SERVICES--6.9%
Dun & Bradstreet Corp. ......................           16,457           586,281
Interpublic Group of Cos., Inc. .............           13,843         1,078,024
IMS Health, Inc. ............................           31,781         1,052,746
Omnicom Group, Inc. .........................           16,887         1,349,904
Shared Medical Systems Corp. ................            2,639           146,959
                                                                    ------------
                                                                       4,213,914
                                                                    ------------
LIFE INSURANCE--1.9%
Aetna, Inc. .................................           14,238         1,181,754
                                                                    ------------
MEDIA--51.3%
CBS Corp. ...................................           70,542         2,887,813
Clear Channel Communications,
     Inc. (a) ...............................           26,370         1,768,438
Comcast Corp. ...............................           36,873         2,320,694
Gannett Co., Inc. ...........................           28,166         1,774,458
MediaOne Group, Inc. ........................           60,602         3,848,227
Meredith Corp. ..............................            5,237           164,638
Time Warner, Inc. ...........................          122,480         8,703,735
Tribune Co. .................................           11,819           773,406
Viacom, Inc. (a) ............................           34,770         2,918,507
Walt Disney Co. .............................          205,332         6,390,959
                                                                    ------------
                                                                      31,550,875
                                                                    ------------
MEDICAL PROVIDERS--6.8%
Columbia/HCA Healthcare Corp. ...............           64,509         1,221,639
HCR Manor Care, Inc. (a) ....................           11,042           251,896
Healthsouth Corp. (a) .......................           42,336           439,236
Humana, Inc. (a) ............................           16,782           289,490
Service Corp. International .................           27,384           390,222
Tenet Healthcare Corp. (a) ..................           30,926           585,661
United Healthcare Corp. .....................           18,652           981,561
                                                                    ------------
                                                                       4,159,705
                                                                    ------------
PUBLISHING--6.1%
American Greetings Corp. ....................            7,109           180,391
Deluxe Corp. ................................            8,036           234,048
Dow Jones & Co., Inc. .......................            9,412           444,129
Jostens, Inc. ...............................            3,515            74,694
Knight Ridder, Inc. .........................            7,832           391,600
McGraw-Hill Cos., Inc. ......................           19,656         1,071,252
New York Times Co. ..........................           18,239           519,811
R.R. Donnelley & Sons Co. ...................           13,435           432,439
Times Mirror Co. ............................            7,948           429,689
                                                                    ------------
                                                                       3,778,053
                                                                    ------------
RESTAURANTS--12.7%
Darden Restaurants, Inc. ....................           13,742           283,429
McDonald's Corp. ............................          135,090         6,121,266
Tricon Global Restaurants, Inc. (a) .........           15,249         1,071,242
Wendy's International, Inc. .................           12,465           354,473
                                                                    ------------
                                                                       7,830,410
                                                                    ------------
TOTAL COMMON STOCK--
     (Cost $57,194,807) .....................                         61,506,186
                                                                    ------------

SHORT TERM INVESTMENTS--0.0%(b)
MONEY MARKET FUND--0.0%(b)
AIM Short Term Investment Class
     Prime Fund (Cost $16,490)  .............           16,490            16,490
                                                                    ------------
TOTAL INVESTMENTS--100.0%
     (Cost $57,211,297) .....................                         61,522,676

OTHER ASSETS AND LIABILITIES--0.0%(b) .......                            (24,747)
                                                                    ------------
NET ASSETS--100.0% ..........................                       $ 61,497,929
                                                                    ============


(a)      Non-income producing security.
(b)      Amount shown represents less than 0.01%.


The accompanying notes are an integral part of the financial statements

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                      SHARES        VALUE


COMMON STOCK--100.0%
ALCOHOL--1.9%
Adolph Coors Co. (Class B) ...................            1,980      $   106,920
Anheuser-Busch Cos., Inc. ....................           25,773        1,963,580
Brown-Forman Corp. (Class B) .................            3,651          210,389
                                                                     -----------
                                                                       2,280,889
                                                                     -----------
DEPARTMENT STORES--0.4%
Fred Meyer, Inc. (a) .........................            8,331          490,488
                                                                     -----------
DRUGS--40.3%
Allergan, Inc. ...............................            3,600          316,350
ALZA Corp. (Class A) .........................            5,352          204,714
American Home Products Corp. .................           71,108        4,639,797
Bristol-Myers Squibb Co. .....................          107,181        6,893,078
Cardinal Health, Inc. ........................           14,589          962,874
Eli Lilly & Co. ..............................           59,294        5,032,578
Mckesson HBOC, Inc. ..........................           14,938          985,908
Merck & Co., Inc. ............................          128,496       10,303,773
Pfizer, Inc. .................................           69,969        9,708,199
Pharmacia & Upjohn, Inc. .....................           27,374        1,707,453
Schering-Plough Corp. ........................           79,272        4,384,733
Warner-Lambert Co. ...........................           44,273        2,930,319
                                                                     -----------
                                                                      48,069,776
                                                                     -----------
FOOD AND BEVERAGES--19.7%
Archer Daniels Midland Co. ...................           31,934          469,031
Bestfoods ....................................           15,387          723,189
Campbell Soup Co. ............................           23,965          975,076
Coca-Cola Enterprises, Inc. ..................           21,105          638,426
Coca-Cola Co. ................................          132,945        8,159,500
ConAgra, Inc. ................................           26,394          674,697
General Mills, Inc. ..........................            8,244          622,937
H.J. Heinz Co. ...............................           19,482          922,960
Hershey Foods Corp. ..........................            7,701          431,256
Kellogg Co. ..................................           21,839          738,431
PepsiCo, Inc. ................................           79,155        3,101,887
Pioneer Hi-Bred International, Inc. ..........           12,883          484,723
Quaker Oats Co. ..............................            7,341          459,271
RJR Nabisco Holdings Corp. ...................           17,544          438,600
Sara Lee Corp. ...............................           49,155        1,216,586
SUPERVALU, Inc. ..............................            6,455          133,134
SYSCO Corp. ..................................           17,969          472,809
Unilever N.V .................................           34,545        2,295,084
W.M. Wrigley Jr. Co. .........................            6,261          566,229
                                                                     -----------
                                                                      23,523,826
                                                                     -----------
FOREST PRODUCTS--1.5%
Fort James Corp. .............................           11,913          377,493
Kimberly-Clark Corp. .........................           29,178        1,398,721
                                                                     -----------
                                                                       1,776,214
                                                                     -----------
GROCERY--3.1%
Albertson's, Inc. ............................           13,224          718,228
American Stores Co. ..........................           14,783          487,839
Great Atlantic & Pacific Tea Co. .............            2,070           62,100
Kroger Co. (a) ...............................           13,793          825,856
Safeway, Inc. (a) ............................           26,217        1,345,260
Winn-Dixie Stores, Inc. ......................            8,040          300,495
                                                                     -----------
                                                                       3,739,778
                                                                     -----------
HOME PRODUCTS--12.2%
Alberto-Culver Co. (Class B) .................            3,031           70,850
Avon Products, Inc. ..........................           14,135          665,228
Clorox Co. ...................................            6,285          736,523
Colgate-Palmolive Co. ........................           15,837        1,457,004
Fortune Brands, Inc. .........................            9,234          357,240
Gillette Co. .................................           59,866        3,558,285
International Flavors &
     Fragrances, Inc. ........................            5,721          214,895
Procter & Gamble Co. .........................           71,570        7,009,387
Ralston-Ralston Purina Group .................           17,724          473,009
                                                                     -----------
                                                                      14,542,421
                                                                     -----------
MEDICAL PRODUCTS--14.3%
Abbott Laboratories ..........................           81,882        3,833,101
Bausch & Lomb, Inc. ..........................            3,060          198,900
Baxter International, Inc. ...................           15,395        1,016,070
Becton, Dickinson & Co. ......................           13,411          513,809
Biomet, Inc. .................................            6,102          255,903
Boston Scientific Corp. (a) ..................           21,189          859,479
C.R. Bard, Inc. ..............................            2,844          143,444
Guidant Corp. ................................           16,284          985,182
Johnson & Johnson ............................           72,549        6,796,935
Mallinckrodt, Inc. ...........................            3,834          102,080
Medtronic, Inc. ..............................           31,495        2,259,766
St. Jude Medical Center, Inc.(a) .............            4,572          111,443
                                                                     -----------
                                                                      17,076,112
                                                                     -----------


The accompanying notes are an integral part of the financial statements

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES          VALUE

COMMON STOCK--(CONTINUED)
SPECIALITY RETAIL--2.5%
CVS Corp. .................................            21,012      $     998,070
Longs Drug Stores Corp. ...................             2,131             64,862
Rite Aid Corp. ............................            13,941            348,525
Walgreen Co. ..............................            53,868          1,521,771
                                                                   -------------
                                                                       2,933,228
                                                                   -------------
TOBACCO--4.1%
Philip Morris Cos., Inc. ..................           131,305          4,620,295
UST, Inc. .................................            10,023            261,851
                                                                   -------------
                                                                       4,882,146
                                                                   -------------
TOTAL COMMON STOCK--
     (Cost $118,659,576) ..................                          119,314,878
                                                                   -------------
SHORT TERM INVESTMENTS--0.1%
MONEY MARKET FUND--0.1%
AIM Short Term Investment Class
     Prime Fund (Cost $112,334) ...........           112,334            112,334
                                                                   -------------

TOTAL INVESTMENTS--100.1%
     (Cost $118,771,910) ..................                          119,427,212

OTHER ASSETS AND LIABILITIES--(0.1)% ......                             (116,570)
NET ASSETS--100.0% ........................                        $ 119,310,642
                                                                   =============



(a) Non-Income producing security.

The accompanying notes are an integral part of the financial statements

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES          VALUE
--------------------                                     ------          -----

COMMON STOCK--99.8%
AIRLINES--3.9%
AMR Corp. (a) ..................................           5,504      $  322,328
Delta Air Lines, Inc. ..........................           4,288         298,016
Southwest Airlines Co. .........................          10,206         308,731
US Airways Group, Inc. (a) .....................           2,650         129,353
                                                                      ----------
                                                                       1,058,428
                                                                      ----------
APPAREL--3.0%
Fruit of the Loom, Inc. (a) ....................           2,155          22,358
Liz Claiborne, Inc. ............................           1,928          62,901
Nike, Inc. .....................................           8,544         492,882
Reebok International Ltd. (a) ..................           1,683          26,718
Russell Corp. ..................................           1,078          21,695
Springs Industries, Inc. .......................             530          14,343
V.F. Corp. .....................................           3,601         169,922
                                                                      ----------
                                                                         810,819
                                                                      ----------
CHEMICALS--0.5%
Sherwin-Williams Co. ...........................           5,165         145,266
                                                                      ----------
CLOTHING--7.5%
Gap, Inc. ......................................          17,243       1,160,670
Harcourt General, Inc. .........................           2,125          94,164
Limited, Inc. ..................................           6,849         271,392
Nordstrom, Inc. ................................           4,309         176,130
TJX Cos., Inc. .................................           9,780         332,520
                                                                      ----------
                                                                       2,034,876
                                                                      ----------
CONSTRUCTION--1.9%
Armstrong World Industries, Inc. ...............           1,192          53,863
Centex Corp. ...................................           1,777          59,307
Kaufman & Broad Home Corp. .....................           1,468          33,122
Masco Corp. ....................................          10,291         290,721
Owens Corning ..................................           1,616          51,409
Pulte Corp. ....................................           1,286          26,765
                                                                      ----------
                                                                         515,187
                                                                      ----------
CONSUMER DURABLES--1.6%
Black & Decker Corp. ...........................           2,641         146,410
Maytag Corp. ...................................           2,725         164,522
Whirlpool Corp. ................................           2,276         123,758
                                                                      ----------
                                                                         434,690
                                                                      ----------
DEPARTMENT STORES--36.4%
Costco Cos., Inc. (a) ..........................           6,630         607,059
Dayton Hudson Corp. ............................          13,343         888,977
Dillard's, Inc. ................................           3,185          80,819
Federated Department Stores, Inc. (a) ..........           6,358         255,115
J.C. Penney Co., Inc. ..........................           7,931         321,205
K-Mart Corp. (a) ...............................          14,910         250,674
Kohl's Corp. (a) ...............................           4,754         336,940
May Department Stores Co. ......................          10,570         413,551
Sears, Roebuck & Co. ...........................          11,555         522,142
Wal-Mart Stores, Inc. ..........................          67,222       6,197,028
                                                                      ----------
                                                                       9,873,510
                                                                      ----------
HOME PRODUCTS--1.6%
Newell Rubbermaid, Inc. ........................           8,441         400,934
Tupperware Corp. ...............................           1,720          30,960
                                                                      ----------
                                                                         431,894
                                                                      ----------
INDUSTRIAL PRODUCTS--0.4%
Snap-on, Inc. ..................................           1,758          50,982
Stanley Works ..................................           2,654          68,009
                                                                      ----------
                                                                         118,991
                                                                      ----------
INDUSTRIAL SERVICES--0.2%
Ryder System, Inc. .............................           2,144          59,228
                                                                      ----------
LEISURE TIME--1.6%
Brunswick Corp. ................................           2,864          54,595
Hasbro, Inc. ...................................           5,892         170,500
Mattel, Inc. ...................................           8,745         217,532
                                                                      ----------
                                                                         442,627
                                                                      ----------
MOTOR VEHICLES--16.1%
Cooper Tire & Rubber Co. .......................           2,259          41,509
Fleetwood Enterprises, Inc. ....................           1,039          29,741
Ford Motor Co. .................................          36,538       2,073,531
General Motors Corp. ...........................          19,804       1,720,473
Genuine Parts Co. ..............................           5,408         155,818
Goodyear Tire & Rubber Co. .....................           4,682         233,222
ITT Industries, Inc. ...........................           3,114         110,158
                                                                      ----------
                                                                       4,364,452
                                                                      ----------




The accompanying notes are an integral part of the financial statements

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----

COMMON STOCK--(CONTINUED)
RAILROADS--5.3%
Burlington Northern Santa Fe Corp. ..........           14,151      $    465,214
CSX Corp. ...................................            6,557           255,313
Norfolk Southern Corp. ......................           11,448           301,941
Union Pacific Corp. .........................            7,467           399,018
                                                                    ------------
                                                                       1,421,486
                                                                    ------------
SPECIALTY RETAIL--18.1%
AutoZone, Inc. (a) ..........................            4,592           139,482
Circuit City Stores Inc. ....................            3,010           230,641
Consolidated Stores Corp. (a) ...............            3,267            99,031
Dollar General Corp. ........................            5,348           181,832
Home Depot, Inc. ............................           44,583         2,775,292
Lowe's Cos., Inc. ...........................           10,615           642,207
Pep Boys - Manny, Moe & Jack ................            1,554            23,699
Staples, Inc. (a) ...........................           13,910           457,291
Tandy Corp. .................................            3,000           191,438
Toys "R" Us, Inc. (a) .......................            7,644           143,803
                                                                    ------------
                                                                       4,884,716
                                                                    ------------
TRUCKING AND FREIGHT--1.7%
FDX Corp. (a) ...............................            4,454           413,387
Laidlaw, Inc ................................            9,843            57,212
                                                                    ------------
                                                                         470,599
                                                                    ------------
TOTAL COMMON STOCK--
     (Cost $25,319,032) .....................                         27,066,769
                                                                    ------------
SHORT TERM INVESTMENTS--0.3%
MONEY MARKET FUND--0.3%
AIM Short Term Investment Class
     Prime Fund (Cost $70,075)  .............           70,075            70,075
                                                                    ------------
TOTAL INVESTMENTS--100.1%
     (Cost $25,389,107) .....................                         27,136,844

OTHER ASSETS AND LIABILITIES--(0.1)% ........                            (22,481)
                                                                    ------------
NET ASSETS--100.0% ..........................                       $ 27,114,363
                                                                    ============




(a)  Non-income producing security.


The accompanying notes are an integral part of the financial statements

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                  SHARES           VALUE
--------------------                                  ------           -----
COMMON STOCK--100.3%
CHEMICALS--2.6%
Ashland, Inc. .............................            33,252      $   1,361,254
Occidental Petroleum Corp. ................           115,037          2,070,666
                                                                   -------------
                                                                       3,431,920
                                                                   -------------
ENERGY RESOURCES--70.3%
Amerada Hess Corp. ........................            34,165          1,718,926
Anadarko Petroleum Corp. ..................            45,349          1,711,925
Apache Corp. ..............................            48,608          1,266,846
Atlantic Richfield Co. ....................            77,653          5,668,669
Burlington Resources, Inc. ................            54,998          2,196,483
Chevron Corp. .............................            69,231          6,122,616
Exxon Corp. ...............................           420,109         29,643,941
Kerr-McGee Corp. ..........................            40,421          1,326,314
Mobil Corp. ...............................            67,603          5,949,064
Phillips Petroleum Co. ....................            68,432          3,233,412
Royal Dutch Petroleum Co. .................           436,002         22,672,104
Texaco, Inc. ..............................           110,957          6,296,810
Union Pacific Resources Group, Inc. .......           122,311          1,452,443
Unocal Corp. ..............................            70,483          2,594,656
                                                                   -------------
                                                                      91,854,209
                                                                   -------------
INDUSTRIAL PRODUCTS--0.8%
McDermott International, Inc. .............            42,062          1,064,694
                                                                   -------------
GAS UTILITY--2.6%
Columbia Energy Group .....................            32,195          1,682,189
Consolidated Natural Gas Co. ..............            34,564          1,682,835
                                                                   -------------
                                                                       3,365,024
                                                                   -------------
TELEPHONE--3.2%
Williams Cos., Inc. .......................           106,292      $   4,198,534
                                                                   -------------
OIL REFINING--9.6%
Coastal Corp. .............................            65,377          2,157,441
Enron Corp. ...............................            78,632          5,052,106
Sonat, Inc. ...............................            48,134          1,444,020
Sunoco, Inc. ..............................            40,319          1,454,004
USX-Marathon Group ........................            90,599          2,491,473
                                                                   -------------
                                                                      12,599,044
                                                                   -------------
OIL SERVICES--11.2%
Baker Hughes, Inc. ........................            98,964          2,406,062
Halliburton Co. ...........................           109,051          4,198,464
Helmerich & Payne, Inc. ...................            43,390            984,410
Rowan Cos., Inc. (a) ......................            76,533            971,012
Schlumberger Ltd. .........................           101,288          6,096,271
                                                                   -------------
                                                                      14,656,219
                                                                   -------------
TOTAL COMMON STOCK--
     (Cost $128,414,052) ..................                          131,169,644
                                                                   -------------

SHORT TERM INVESTMENTS--0.1%

MONEY MARKET FUND--0.1%

AIM Short Term Investment Class
     Prime Fund (Cost $88,001)  ...........            88,001             88,001
                                                                   -------------
TOTAL INVESTMENTS--100.4%
     (Cost $128,502,053) ..................                          131,257,645

OTHER ASSETS AND LIABILITIES--(0.4)% ......                             (594,969)
                                                                   -------------

NET ASSETS--100.0% ........................                        $ 130,662,676
                                                                   =============



(a)  Non-income producing security.






The accompanying notes are an integral part of the financial statements

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                     SHARES          VALUE
--------------------                                     ------          -----
COMMON STOCK -- 100.2%
BANKS -- 51.8%
AmSouth Bancorp ..............................            7,476      $   340,158
Bank One Corp. ...............................           73,938        4,071,211
BankAmerica Corp. ............................          108,883        7,689,862
BankBoston Corp. .............................           18,625          806,695
Bank of New York Co., Inc. ...................           47,843        1,719,358
Bankers Trust Corp. ..........................            5,986          528,264
BB&T Corp. ...................................           19,542          707,176
Chase Manhattan Corp. ........................           53,261        4,330,785
Citigroup, Inc. ..............................          142,122        9,078,043
Comerica, Inc. ...............................            9,803          612,075
Fifth Third Bancorp ..........................           16,759        1,105,046
First Union Corp. ............................           62,390        3,333,966
Firstar Corp. ................................           14,470        1,295,065
Fleet Financial Group, Inc. ..................           35,770        1,345,846
Huntington Bancshares, Inc. ..................           13,349          412,985
J.P. Morgan & Co., Inc. ......................           11,007        1,357,989
KeyCorp ......................................           28,773          872,181
Mellon Bank Corp. ............................           16,423        1,155,769
Mercantile Bancorporation, Inc. ..............            9,900          470,250
National City Corp. ..........................           20,568        1,365,201
Northern Trust Corp. .........................            6,948          617,069
PNC Bank Corp. ...............................           18,937        1,052,187
Regions Financial Corp. ......................           13,972          483,780
Republic New York Corp. ......................            6,751          311,390
SouthTrust Corp. .............................           10,428          389,095
State Street Corp. ...........................           10,143          833,628
Summit Bancorp ...............................           11,019          429,741
SunTrust Banks, Inc. .........................           20,199        1,257,388
Synovus Financial Corp. ......................           16,902          345,435
U.S. Bancorp .................................           45,883        1,562,890
Union Planters Corp. .........................            8,642          379,708
Wachovia .....................................           12,787        1,038,144
Wells Fargo & Co. ............................          103,436        3,626,725
                                                                      ----------
                                                                      54,925,105
                                                                      ----------

FINANCIAL SERVICES -- 18.0%
American Express Co. .........................           28,491        3,347,692
Aon Corp. ....................................           10,741          679,368
Associates First Capital Corp. (Class A) .....           45,841        2,062,845
Capital One Financial Corp. ..................            4,166          629,066
Countrywide Credit Industries, Inc. ..........            7,105          266,437
Freddie Mac ..................................           42,714        2,440,037
Fannie Mae ...................................           65,198        4,514,962









FINANCIAL SERVICES (CONTINUED)
Household International, Inc. ................           30,348      $ 1,384,628
Marsh & McLennan Cos., Inc. ..................           16,168        1,199,463
MBNA Corp. ...................................           50,431        1,204,040
Providian Financial Corp. ....................            8,889          977,790
SLM Holding Corp. ............................           10,467          436,997
                                                                      ----------
                                                                      19,143,325
                                                                      ----------

LIFE INSURANCE -- 5.1%

American General Corp. .................              15,924           1,122,642
CIGNA Corp. ............................              13,038           1,092,748
Conseco, Inc. ..........................              20,192             623,428
Jefferson-Pilot Corp. ..................               6,666             451,622
Lincoln National Corp. .................               6,328             625,681
Provident Cos., Inc. ...................               8,528             294,749
Torchmark Corp. ........................               8,903             281,557
Transamerica Corp. .....................               7,847             557,137
UNUM Corp. .............................               8,706             414,079
                                                                      ----------
                                                                       5,463,643
                                                                      ----------
PROPERTY INSURANCE -- 14.8%
Allstate Corp. .............................            51,650         1,914,278
American International Group, Inc. .........            77,251         9,318,402
Chubb Corp. ................................            10,242           599,797
Cincinnati Financial Corp. .................            10,594           386,019
Hartford Financial Services
     Group, Inc. ...........................            14,740           837,416
Loews Corp. ................................             7,218           538,643
MBIA, Inc. .................................             6,241           361,978
MGIC Investment Corp. ......................             6,969           244,351
Progressive Corp. ..........................             4,593           659,095
SAFECO Corp. ...............................             8,672           350,674
St. Paul Cos., Inc. ........................            14,901           462,862
                                                                      ----------
                                                                      15,673,515
                                                                      ----------
SECURITY DEALERS/
ASSET MANAGEMENT -- 8.7%

Bear Stearns Cos., Inc. ....................             7,044           314,779
Charles Schwab Corp. .......................            25,209         2,423,215
Franklin Resources, Inc. ...................            16,006           450,169
Lehman Brothers Holdings, Inc. .............             7,169           428,348
Merrill Lynch & Co., Inc. ..................            22,336         1,975,340
Morgan Stanley, Dean Witter & Co. ..........            36,369         3,634,627
                                                                      ----------
                                                                       9,226,478
                                                                      ----------

The accompanying notes are an integral part of the financial statements

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES          VALUE
--------------------                                   ------          -----
COMMON STOCK -- (CONTINUED)
THRIFTS -- 1.8%
Golden West Financial Corp. ..............             3,623         $  345,997
Washington Mutual, Inc. ..................            37,373          1,527,621
                                                                    ----------

                                                                      1,873,618
                                                                    ----------

TOTAL COMMON STOCK --
     (Cost $100,748,889)                                            106,305,684
                                                                  -------------

SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
AIM Short Term Investment Class
      Prime Fund (Cost $144,886)                       144,886          144,886
                                                                     ---------


TOTAL INVESTMENTS -- 100.3%
     (Cost $100,893,775)                                            106,450,570

OTHER ASSETS AND LIABILITIES -- (0.3)%                                 (313,884)
                                                                  -------------

NET ASSETS -- 100.0%                                              $ 106,136,686
                                                                  =============





The accompanying notes are an integral part of the financial statements

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES            VALUE
--------------------                                   ------            -----
COMMON STOCK -- 100.1%
CHEMICALS -- 11.0%
Allied Signal, Inc. ......................             19,539        $  961,074
Minnesota Mining &
     Manufacturing Co. ...................             13,468           952,861
                                                                      ---------
                                                                      1,913,935
                                                                      ---------

DEFENSE/AEROSPACE -- 1.2%
Aeroquip-Vickers, Inc. ...................              3,694           211,713
                                                                      ---------

ELECTRICAL EQUIPMENT -- 9.7%
Corning, Inc. ............................             10,987           659,220
Eaton Corp. ..............................              4,058           290,147
Honeywell, Inc. ..........................              5,493           416,438
Johnson Controls, Inc. ...................              5,127           319,797
                                                                      ---------
                                                                      1,685,602
                                                                      ---------
ENVIRONMENTAL SERVICES -- 6.4%
Browning-Ferris Industries, Inc. .........              8,419           324,658
Waste Management, Inc. ...................             17,705           785,659
                                                                      ---------
                                                                      1,110,317
                                                                      ---------
FINANCIAL SERVICES -- 27.1%
General Electric Co. .....................             38,097         4,214,481
Textron, Inc. ............................              6,646           514,234
                                                                     ----------
                                                                      4,728,715
                                                                      ---------
HEAVY ELECTRICAL
EQUIPMENT -- 6.6%
Cooper Industries, Inc. ..................              5,466           232,988
Emerson Electric Co. .....................             15,150           802,003
Foster Wheeler Corp. .....................              8,818           106,918
                                                                      ---------
                                                                      1,141,909
                                                                      ---------
HEAVY MACHINERY -- 8.4%
Case Corp. ...............................              5,758           146,109
Caterpillar, Inc. ........................             13,257           608,994
Cummins Engine Co., Inc. .................              4,603           163,694
Deere & Co. ..............................              9,867           381,113
Harnischfeger Industries, Inc. ...........              8,185            46,552
Nacco Industries, Inc. (Class A) .........              1,488           110,205
                                                                      ---------
                                                                      1,456,667
                                                                      ---------


HOME PRODUCTS -- 0.8%
National Service Industries, Inc ..........             4,263      $    145,208
                                                                   ------------

INDUSTRIAL PARTS -- 14.4%
Briggs & Stratton Corp. ...................             4,520           222,892
Crane Co. .................................             6,788           164,185
Danaher Corp. .............................             4,193           219,084
Dover Corp. ...............................            10,927           359,225
Illinois Tool Works, Inc. .................             9,565           591,834
Ingersoll-Rand Co. ........................             8,189           406,379
Milacron, Inc. ............................             7,453           117,385
Pall Corp. ................................            10,906           180,631
Parker-Hannifin Corp. .....................             7,164           245,367
                                                                   ------------
                                                                      2,506,982
                                                                   ------------
MEDICAL PRODUCTS -- 8.9%
Tyco International Ltd. ...................            21,534         1,545,065
                                                                   ------------

CONSTRUCTION -- 0.8%
Fluor Corp. ...............................             5,049           136,323
                                                                   ------------

MOTOR VEHICLES -- 4.8%
Dana Corp. ................................             9,192           349,296
Navistar International Corp. (a) ..........             7,110           285,733
PACCAR, Inc. ..............................             5,258           216,564
                                                                   ------------
                                                                        851,593
                                                                   ------------
TOTAL COMMON STOCK --
     (Cost $16,273,707) ...................                          17,434,029
                                                                   ------------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
     Prime Fund (Cost $30,784) ............            30,784            30,784
                                                                   ------------

TOTAL INVESTMENTS -- 100.3%
     (Cost $16,304,491) ...................                          17,464,813

OTHER ASSETS AND LIABILITIES -- (0.3)% ....                             (45,502)
                                                                   ------------

NET ASSETS -- 100.0% ......................                        $ 17,419,311
                                                                   ============


(a)  Non-income producing security.




The accompanying notes are an integral part of the financial statements

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

 SECURITY DESCRIPTION                                 SHARES            VALUE
 --------------------                                 ------            -----
COMMON STOCK -- 100.0%
COMPUTER HARDWARE -- 27.9%
3Com Corp. (a) .........................              73,233        $  1,707,244
Apple Computer, Inc. (a) ...............              27,904           1,002,800
Ascend Communications, Inc.(a) .........              43,737           3,660,240
Cabletron Systems, Inc. (a) ............              36,892             302,053
Cisco Systems, Inc. (a) ................             316,217          34,645,525
Compaq Computer Corp. ..................             338,483          10,725,680
Data General Corp. (a) .................              13,704             138,753
Dell Computer Corp. (a) ................             510,078          20,849,438
EMC Corp. (a) ..........................             100,670          12,860,593
Gateway 2000, Inc. (a) .................              31,644           2,169,592
Hewlett-Packard Co. ....................             203,583          13,805,472
IKON Office Solutions, Inc. ............              31,133             398,892
International Business
     Machines Corp. ....................             184,822          32,759,699
Pitney Bowes, Inc. .....................              54,932           3,501,915
Seagate Technology, Inc. (a) ...........              49,623           1,466,980
Silicon Graphics, Inc. (a) .............              38,956             650,078
Sun Microsystems, Inc. (a) .............              77,290           9,666,081
Xerox Corp. ............................             131,704           7,029,701
                                                                     -----------
                                                                     157,340,736
                                                                     -----------
COMPUTER SOFTWARE -- 20.3%
Adobe Systems, Inc. ....................              12,518             710,397
Autodesk, Inc. .........................              12,347             499,282
BMC Software, Inc. (a) .................              45,052           1,669,740
Computer Associates
     International, Inc. ...............             108,454           3,856,895
Compuware Corp. (a) ....................              73,684           1,759,205
Microsoft Corp. (a) ....................           1,042,654          93,447,865
Novell, Inc. (a) .......................              68,427           1,723,505
Oracle Corp. (a) .......................             289,078           7,624,432
Parametric Technology Corp.(a) .........              54,562           1,077,600
PeopleSoft, Inc. .......................              48,007             702,102
Unisys Corp. (a) .......................              52,898           1,464,613
                                                                     -----------
                                                                     114,535,636
                                                                     -----------
DEFENSE/AEROSPACE -- 2.9%
B.F. Goodrich Co. ......................              15,534             533,010
Boeing Co. .............................             188,473           6,431,641
General Dynamics Corp. .................              25,741           1,653,859
Lockheed Martin Corp. ..................              79,098           2,981,006
Northrop Grumman Corp. .................              14,143             846,812
Raytheon Co. (Class B) .................              67,801           3,974,834
                                                                     -----------
                                                                      16,421,162
                                                                     -----------
DRUGS -- 1.4%
Amgen, Inc. (a) ........................             102,171        $  7,650,054
                                                                     -----------

ELECTRICAL EQUIPMENT -- 9.8%
Andrew Corp. (a) .........................             20,423            251,458
General Instrument Corp. (a) .............             34,177          1,035,990
Harris Corp. .............................             16,420            470,023
KLA-Tencor Corp. (a) .....................             17,956            871,988
Lucent Technologies, Inc. ................            249,419         26,874,897
Millipore Corp. ..........................              9,664            233,144
Motorola, Inc. ...........................            120,430          8,821,497
Northern Telecom Ltd. ....................            133,187          8,274,243
Perkin-Elmer Corp. .......................             10,184            988,485
Raychem Corp. ............................             16,420            370,476
Scientific-Atlanta, Inc. .................             15,840            431,640
Solectron Corp. (a) ......................             50,530          2,453,863
Tektronix, Inc. ..........................             10,216            257,954
Tellabs, Inc. (a) ........................             39,128          3,824,762
Thermo Electron Corp. (a) ................             33,278            451,333
                                                                     -----------
                                                                      55,611,753
                                                                     -----------
FINANCIAL SERVICES -- 0.2%
Equifax, Inc. ............................             30,174          1,037,231
                                                                     -----------

HEAVY ELECTRICAL
EQUIPMENT -- 0.9%
AMP, Inc. ................................             44,160          2,370,840
Rockwell International Corp. .............             38,466          1,632,401
Thomas & Betts Corp. .....................             11,875            446,055
W.W. Grainger, Inc. ......................             19,505            839,934
                                                                     -----------
                                                                       5,289,230
                                                                     -----------
INDUSTRIAL PARTS -- 1.1%
United Technologies Corp. ................             45,369          6,144,664
                                                                     -----------

INFORMATION SERVICES -- 8.0%
America Online, Inc. .....................            185,247         27,046,062
Automatic Data Processing, Inc. ..........            123,852          5,124,376
Ceridian Corp. (a) .......................             29,179          1,066,857
Computer Sciences Corp. ..................             32,198          1,776,927
Electronic Data Systems Corp. ............             99,059          4,822,935
First Data Corp. .........................             89,134          3,810,479
Paychex, Inc. ............................             33,184          1,574,166
                                                                     -----------
                                                                      45,221,802
                                                                     -----------


The accompanying notes are an integral part of the financial statements

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)




SECURITY DESCRIPTION                                    SHARES          VALUE
--------------------                                    ------          -----
COMMON STOCK -- (CONTINUED)
LEISURE TIME -- 0.8%
Eastman Kodak Co. ........................             65,234        $ 4,166,822
Polaroid Corp. ...........................              9,715            194,907
                                                                     -----------
                                                                       4,361,729
                                                                     -----------
MOTOR VEHICLES -- 0.2%
TRW, Inc. ................................             24,407          1,110,519
                                                                     -----------

PUBLISHING -- 0.0%(b)
Moore Corp. Ltd. .........................             19,734            194,873
                                                                     -----------

SEMI-CONDUCTORS -- 10.0%
Advanced Micro Devices, Inc.(a) ..........             31,328            485,584
Applied Materials, Inc. (a) ..............             74,283          4,582,333
EG & G, Inc. .............................              9,723            256,444
Intel Corp. ..............................            333,791         39,679,405
LSI Logic Corp. (a) ......................             29,079            906,902
Micron Technology, Inc. (a) ..............             49,989          2,411,969
National Semiconductor Corp.(a) ..........             35,633            331,832
Texas Instruments, Inc. ..................             78,265          7,767,801
                                                                     -----------
                                                                      56,422,270
                                                                     -----------
TELEPHONE -- 13.5%
AT&T Corp. .................................           420,082        33,527,794
Century Telephone Enterprises, Inc. ........            18,440         1,295,410
MCI WorldCom, Inc. (a) .....................           367,182        32,518,556
Sprint Corp. ...............................            89,709         8,802,696
                                                                     -----------
                                                                      76,144,456
                                                                     -----------



WIRELESS COMMUNICATIONS -- 3.0%
AirTouch Communications, Inc.(a) ...........           114,791      $ 11,091,681
Nextel Communications, Inc. ................
     (Class A) (a) .........................            58,134         2,129,158
Sprint Corp. (PCS Group) (a) ...............            88,529         3,922,941
                                                                     -----------
                                                                      17,143,780
                                                                     -----------
TOTAL COMMON STOCK --
     (Cost $544,063,943) ...................                         564,629,895
                                                                    ------------

SHORT TERM INVESTMENTS -- 0.0%(b)
MONEY MARKET FUNDS -- 0.0%(b)
AIM Short Term Investment Class
     Prime Fund ............................           150,794           150,794
Federated Prime Obligations Fund ...........            24,161            24,161
                                                                    ------------

TOTAL SHORT TERM INVESTMENTS --
     (Cost $174,955) .......................                             174,955
                                                                    ------------

TOTAL INVESTMENTS -- 100.0%
     (Cost $544,238,898) ...................                         564,804,850

OTHER ASSETS AND LIABILITIES -- 0.0%(b) ....                              30,831
                                                                    ------------

NET ASSETS -- 100.0% .......................                        $564,835,681
                                                                    ============



(a)      Non-income producing security.
(b)      Amount shown represents less than 0.1%.

The accompanying notes are an integral part of the financial statements

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 1999 (UNAUDITED)

SECURITY DESCRIPTION                                   SHARES           VALUE
--------------------                                   ------           -----
COMMON STOCK -- 100.3%
ELECTRIC UTILITIES -- 36.8%
AES Corp. (a) .............................            16,623        $   619,207
Ameren Corp. ..............................            13,278            480,498
American Electric Power Co., Inc. .........            17,423            691,475
Baltimore Gas & Electric Co. ..............            15,252            387,020
Carolina Power & Light Co. ................            14,297            540,605
Central & South West Corp. ................            20,476            479,906
Cinergy Corp. .............................            15,699            431,723
Consolidated Edison, Inc. .................            20,586            932,803
Dominion Resources, Inc. ..................            17,872            660,147
DTE Energy Co. ............................            13,699            526,555
Duke Energy Corp. .........................            30,729          1,678,572
Edison International ......................            31,878            709,286
Entergy Corp. .............................            22,723            624,883
FirstEnergy Corp. .........................            21,968            613,731
FPL Group, Inc. ...........................            16,018            852,958
GPU, Inc. .................................            12,481            465,697
New Century Energies, Inc. ................            11,541            393,115
Niagara Mohawk Holdings, Inc.(a) ..........            20,972            281,811
Northern States Power Co. .................            15,678            363,534
PacifiCorp ................................            28,579            492,988
PECO Energy Co. ...........................            19,840            917,600
PG&E Corp. ................................            33,440          1,038,730
PP&L Resources, Inc. ......................            15,409            381,373
Public Service Enterprise Group, Inc. .....            20,087            767,072
Reliant Energy, Inc. ......................            25,912            675,331
Southern Co. ..............................            59,647          1,390,521
Texas Utilities Co. .......................            24,656          1,027,847
Unicom Corp. ..............................            19,688            719,842
                                                                     -----------
                                                                      19,144,830
                                                                     -----------

GAS UTILITIES -- 2.2%
Eastern Enterprises .......................             3,957            143,936
NICOR, Inc. ...............................             6,151            221,051
ONEOK, Inc. ...............................             5,764            142,659
Peoples Energy Corp. ......................             5,315            171,741
Sempra Energy .............................            23,471            450,350
                                                                     -----------
                                                                       1,129,737
                                                                     -----------

TELEPHONE -- 61.3%
ALLTEL Corp. ..............................            23,368          1,457,579
Ameritech Corp. ...........................            40,594          2,349,378
Bell Atlantic Corp. .......................           125,463          6,484,869
BellSouth Corp. ...........................           157,642          6,315,533
Frontier Corp. ............................            15,444            801,158
GTE Corp. .................................            78,001          4,719,060
SBC Communications, Inc. ..................           158,179          7,454,185
U.S. West, Inc. ...........................            42,120          2,319,232
                                                                     -----------
                                                                      31,900,994
                                                                     -----------

TOTAL COMMON STOCK --
     (Cost $58,836,450) ...................                           52,175,561
                                                                     -----------

SHORT TERM INVESTMENTS -- 0.2%
MONEY MARKET FUND -- 0.2%
AIM Short Term Investment Class
     Prime Fund (Cost $123,677) ...........           123,677            123,677
                                                                     -----------

TOTAL INVESTMENTS -- 100.5%
     (Cost $58,960,127) ...................                           52,299,238

OTHER ASSETS AND LIABILITIES -- (0.5)% ....                             (283,238)
                                                                     -----------

NET ASSETS -- 100.0% ......................                          $52,016,000
                                                                     ===========



(a)  Non-income producing security.



The accompanying notes are an integral part of the financial statements

                 (This page has been left blank intentionally.)

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 1999 (UNAUDITED)

                                                                  THE BASIC       THE CONSUMER       THE CONSUMER      THE CYCLICAL/
                                                                 INDUSTRIES         SERVICES            STAPLES       TRANSPORTATION
                                                                SELECT SECTOR     SELECT SECTOR      SELECT SECTOR     SELECT SECTOR
                                                                  SPDR FUND         SPDR FUND          SPDR FUND         SPDR FUND
                                                                  ---------         ---------          ---------         ---------
ASSETS
     Investments in securities, at value (Note 2) ..........    $  21,902,342     $  61,522,676     $ 119,427,212     $  27,136,844
     Cash ..................................................            9,009             8,995            10,059             9,600
     Receivable for investments sold .......................                0                 0                 0                 0
     Dividends receivable (Note 2) .........................           23,786            11,295           188,637            15,968
     Prepaid expenses ......................................              850             1,574             2,331               996
                                                                -------------     -------------     -------------     -------------
         TOTAL ASSETS ......................................       21,935,987        61,544,540       119,628,239        27,163,408
                                                                -------------     -------------     -------------     -------------

LIABILITIES
     Payable for investments purchased .....................                0                 0                 0                 0
     Payable for income delivered for Select Sector
       SPDRs redeemed in-kind ..............................                0                 0                 0                 0
     Distributions payable (Note 2) ........................           74,555                 0           220,323            30,410
     Accrued advisory fees (Note 3) ........................              881             2,600             5,215             1,015
     Accrued trustees fees (Note 3) ........................                0                 0             3,179                 0
     Accrued distribution fees (Note 3) ....................            4,405            12,993            26,073             5,073
     Accrued expenses and other liabilities ................           10,519            31,018            62,807            12,547
                                                                -------------     -------------     -------------     -------------
         TOTAL LIABILITIES .................................           90,360            46,611           317,597            49,045
                                                                -------------     -------------     -------------     -------------
         NET ASSETS ........................................    $  21,845,627     $  61,497,929     $ 119,310,642     $  27,114,363
                                                                =============     =============     =============     =============

NET ASSETS REPRESENTED BY:
     Paid in surplus (Note 4) ..............................    $  21,249,176     $  56,667,895     $ 118,732,698     $  25,379,223
     Undistributed net investment income (loss) ............           12,925           (38,806)            6,852            (3,176)
     Accumulated net realized gain (loss) on investments ...           (1,267)          557,461           (84,210)           (9,421)
     Net unrealized appreciation (depreciation)
       on investments ......................................          584,793         4,311,379           655,302         1,747,737
                                                                -------------     -------------     -------------     -------------
         NET ASSETS ........................................    $  21,845,627     $  61,497,929     $ 119,310,642     $  27,114,363
                                                                =============     =============     =============     =============

NET ASSET VALUE PER SELECT SECTOR SPDR
     Net asset value per Select Sector SPDR ................    $       21.83     $       27.95     $       26.51     $       28.53
                                                                =============     =============     =============     =============
     Shares outstanding (unlimited amount authorized,
       $0.001 par value) ...................................        1,000,536         2,200,463         4,500,426           950,453
                                                                =============     =============     =============     =============

     Cost of investments ...................................    $  21,317,549     $  57,211,297     $ 118,771,910     $  25,389,107
                                                                =============     =============     =============     =============


The accompanying notes are an integral part of the financial statements

  THE ENERGY      THE FINANCIAL    THE INDUSTRIAL   THE TECHNOLOGY    THE UTILITIES
SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR     SELECT SECTOR
  SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND         SPDR FUND
  ---------         ---------        ---------        ---------         ---------
$ 131,257,645     $ 106,450,570    $  17,464,813    $ 564,804,850     $  52,299,238
        7,280             6,563            6,581           78,301                 0
    9,118,389                 0                0        8,698,967           639,978
       44,920           129,438           26,007          291,628           122,161
        1,648             2,074            1,003            4,807             1,816
-------------     -------------    -------------    -------------     -------------
  140,429,882       106,588,645       17,498,404      573,878,553        53,063,193
-------------     -------------    -------------    -------------     -------------


    9,141,886            81,449                0        8,635,345           628,204

            0                 0                0            1,620                 0
      556,176           294,619           65,517                0           368,732
        4,371             4,444              745           23,593             2,417
        2,114                 0                0           20,041               257
       21,854            22,218            3,725          117,963            12,087
       40,805            49,229            9,106          244,310            35,496
-------------     -------------    -------------    -------------     -------------
    9,767,206           451,959           79,093        9,042,872         1,047,193
-------------     -------------    -------------    -------------     -------------
$ 130,662,676     $ 106,136,686    $  17,419,311    $ 564,835,681     $  52,016,000
=============     =============    =============    =============     =============


$ 128,607,478     $ 100,499,775    $  16,225,825    $ 546,095,381     $  58,727,216
      (19,850)           17,290              826         (115,771)           13,014
     (680,544)           62,826           32,338       (1,709,881)          (63,341)

    2,755,592         5,556,795        1,160,322       20,565,952        (6,660,889)
-------------     -------------    -------------    -------------     -------------
$ 130,662,676     $ 106,136,686    $  17,419,311    $ 564,835,681     $  52,016,000
=============     =============    =============    =============     =============


$       24.65     $       24.97    $       24.87    $       36.68     $       26.67
=============     =============    =============    =============     =============

    5,300,471         4,250,505          700,490       15,400,369         1,950,382
=============     =============    =============    =============     =============

$ 128,502,053     $ 100,893,775    $  16,304,491    $ 544,238,898     $  58,960,127
=============     =============    =============    =============     =============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE PERIOD DECEMBER 16, 1998* THROUGH MARCH 31, 1999 (UNAUDITED)

                                                                  THE BASIC     THE CONSUMER    THE CONSUMER  THE CYCLICAL/
                                                                 INDUSTRIES      SERVICES         STAPLES     TRANSPORTATION
                                                                SELECT SECTOR  SELECT SECTOR   SELECT SECTOR  SELECT SECTOR
                                                                  SPDR FUND      SPDR FUND       SPDR FUND      SPDR FUND
                                                                  ---------      ---------       ---------      ---------
INVESTMENT INCOME
     Dividend income (Note 2) ...............................    $    99,149    $    65,341     $   369,006    $    49,925
                                                                 -----------    -----------     -----------    -----------

EXPENSES
     Distribution fee (Note 3) ..............................         10,505         35,310          67,557         12,670
     License fee (Note 3) ...................................          6,035         16,622          29,968          6,814
     Administration, custody
       and transfer agency fee (Note 3) .....................          4,202         14,124          27,023          5,068
     Advisory fee (Note 3) ..................................          2,101          7,062          13,512          2,534
     Professional fees ......................................          1,504          5,309          10,047          1,764
     Trustee fees (Note 3) ..................................          1,136          4,011           7,591          1,333
     SEC registration expense ...............................            929          3,280           6,207          1,090
     Printing and postage expense ...........................            902          3,185           6,028          1,058
     Blue sky fees ..........................................            336            335             336            336
     Insurance expense ......................................            254            897           1,697            298
     Miscellaneous expenses .................................             89            177             177             88
                                                                 -----------    -----------     -----------    -----------
       TOTAL EXPENSES .......................................         27,993         90,312         170,143         33,053
                                                                 -----------    -----------     -----------    -----------
       NET INVESTMENT INCOME (LOSS) .........................         71,156        (24,971)        198,863         16,872
                                                                 -----------    -----------     -----------    -----------

REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
     Net realized gain (loss) on investment transactions ....         58,860      1,128,601       1,269,513        374,715
     Net change in unrealized appreciation (depreciation) ...        584,793      4,311,379         655,302      1,747,737
                                                                 -----------    -----------     -----------    -----------
       NET REALIZED AND UNREALIZED
         GAIN (LOSS) ON INVESTMENTS .........................        643,653      5,439,980       1,924,815      2,122,452
                                                                 -----------    -----------     -----------    -----------

NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS ..............................    $   714,809    $ 5,415,009     $ 2,123,678    $ 2,139,324
                                                                 ===========    ===========     ===========    ===========



* Commencement of investment operations



The accompanying notes are an integral part of the financial statements

  THE ENERGY      THE FINANCIAL  THE INDUSTRIAL  THE TECHNOLOGY   THE UTILITIES
 SELECT SECTOR    SELECT SECTOR   SELECT SECTOR  SELECT SECTOR    SELECT SECTOR
   SPDR FUND        SPDR FUND       SPDR FUND      SPDR FUND        SPDR FUND
$      299,302    $    399,815    $     91,202    $    566,097     $    458,174
--------------    ------------    ------------    ------------     ------------


        45,728          56,263          11,681         269,370           38,073
        18,792          25,048           6,799         112,219           18,273

        18,291          22,505           4,672         107,748           15,229
         9,146          11,252           2,336          53,874            7,615
         5,769           8,265           1,815          39,064            5,969
         4,359           6,245           1,372          29,515            4,510
         3,564           5,106           1,121          24,133            3,687
         3,461           4,959           1,089          23,438            3,581
           336             336             336             336              336
           974           1,396             307           6,597            1,008
            87             264             177             265              178
--------------    ------------    ------------    ------------     ------------
       110,507         141,639          31,705         666,559           98,459
--------------    ------------    ------------    ------------     ------------
       188,795         258,176          59,497        (100,462)         359,715
--------------    ------------    ------------    ------------     ------------



     1,992,243         140,073          32,338      14,652,323          (82,462)
     2,755,592       5,556,795       1,160,322      20,565,952       (6,660,889)
--------------    ------------    ------------    ------------     ------------

     4,747,835       5,696,868       1,192,660      35,218,275       (6,743,351)
--------------    ------------    ------------    ------------     ------------


$    4,936,630    $  5,955,044    $  1,252,157    $ 35,117,813     $ (6,383,636)
==============    ============    ============    ============     ============

THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD DECEMBER 16, 1998* THROUGH MARCH 31, 1999 (UNAUDITED)




                                                                  THE BASIC       THE CONSUMER      THE CONSUMER      THE CYCLICAL/
                                                                  INDUSTRIES        SERVICES          STAPLES         TRANSPORTATION
                                                                SELECT SECTOR     SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
                                                                  SPDR FUND         SPDR FUND         SPDR FUND         SPDR FUND
                                                                  ---------         ---------         ---------         ---------
INCREASE (DECREASE) IN NET
    ASSETS FROM OPERATIONS:
      Net investment income (loss) .........................    $      71,156     $     (24,971)    $     198,863     $      16,872
      Net realized gain (loss) on investment transactions ..           58,860         1,128,601         1,269,513
                                                                                                                            374,715
      Net change in unrealized appreciation (depreciation) .          584,793         4,311,379           655,302         1,747,737
                                                                -------------     -------------     -------------     -------------
    NET CHANGE IN NET ASSETS FROM OPERATIONS ...............          714,809         5,415,009         2,123,678         2,139,324
                                                                -------------     -------------     -------------     -------------

UNDISTRIBUTED NET INVESTMENT INCOME INCLUDED IN
    PRICE OF UNITS ISSUED AND REDEEMED, NET ................           16,324           (13,835)           28,312            10,362
                                                                -------------     -------------     -------------     -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
      Net investment income ................................          (71,156)                0          (198,863)          (16,872)
      In excess of net investment income ...................           (3,399)                0           (21,460)          (13,538)
                                                                -------------     -------------     -------------     -------------
    TOTAL DISTRIBUTIONS TO SHAREHOLDERS ....................          (74,555)                0          (220,323)          (30,410)
                                                                -------------     -------------     -------------     -------------

NET INCREASE IN NET ASSETS FROM ISSUANCE
    AND REDEMPTION OF SPDRS (NOTE 4) .......................       21,177,938        56,085,644       117,367,864        24,983,976
                                                                -------------     -------------     -------------     -------------

      Net increase in net assets during period .............       21,834,516        61,486,818       119,299,531        27,103,252
      Net assets at beginning of period ....................           11,111            11,111            11,111            11,111
                                                                -------------     -------------     -------------     -------------
NET ASSETS END OF PERIOD (1) ...............................    $  21,845,627     $  61,497,929     $ 119,310,642     $  27,114,363
                                                                =============     =============     =============     =============


(1) Including undistributed (distribution
       in excess of) net investment income..................    $      12,925     $     (38,806)    $       6,852     $      (3,176)
                                                                =============     =============     =============     =============





* Commencement of investment operations


The accompanying notes are an integral part of the financial statements

  THE ENERGY      THE FINANCIAL     THE INDUSTRIAL    THE TECHNOLOGY    THE UTILITIES
SELECT SECTOR     SELECT SECTOR     SELECT SECTOR     SELECT SECTOR     SELECT SECTOR
  SPDR FUND         SPDR FUND         SPDR FUND         SPDR FUND         SPDR FUND
  ---------         ---------         ---------         ---------         ---------
$     188,795     $     258,176     $      59,497     $    (100,462)    $     359,715
    1,992,243           140,073            32,338        14,652,323           (82,462)
    2,755,592         5,556,795         1,160,322        20,565,952        (6,660,889)
-------------     -------------     -------------     -------------     -------------
    4,936,630         5,955,044         1,252,157        35,117,813        (6,383,636)
-------------     -------------     -------------     -------------     -------------


      347,531            53,733             6,846           (15,309)           22,030
-------------     -------------     -------------     -------------     -------------


     (188,795)         (258,176)          (59,497)                0          (359,715)
     (367,381)          (36,443)           (6,020)                0            (9,016)
-------------     -------------     -------------     -------------     -------------
     (556,176)         (294,619)          (65,517)                0          (368,731)
-------------     -------------     -------------     -------------     -------------


  125,923,580       100,411,417        16,214,714       529,722,066        58,735,226
-------------     -------------     -------------     -------------     -------------

  130,651,565       106,125,575        17,408,200       564,824,570        52,004,889
       11,111            11,111            11,111            11,111            11,111
-------------     -------------     -------------     -------------     -------------
$ 130,662,676     $ 106,136,686     $  17,419,311     $ 564,835,681     $  52,016,000
=============     =============     =============     =============     =============



$     (19,850)    $      17,290     $         826     $    (115,771)    $      13,014
=============     =============     =============     =============     =============

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS (UNAUDITED)
For a Select Sector SPDR outstanding for the period indicated

                                                         THE BASIC          THE CONSUMER         THE CONSUMER         THE CYCLICAL/
                                                         INDUSTRIES           SERVICES              STAPLES           TRANSPORTATION
                                                       SELECT SECTOR        SELECT SECTOR        SELECT SECTOR        SELECT SECTOR
                                                         SPDR FUND            SPDR FUND            SPDR FUND            SPDR FUND
                                                        12/16/98 -           12/16/98 -           12/16/98 -           12/16/98 -
                                                        3/31/99 (1)          3/31/99 (1)          3/31/99 (1)          3/31/99 (1)
                                                        -----------          -----------          -----------          -----------
Net asset value, beginning of period ...........       $     20.717         $     23.974         $     26.064         $     24.512
                                                       ------------         ------------         ------------         ------------

Net investment income (loss) ...................              0.071               (0.011)               0.044                0.018
Net realized and unrealized gain (loss) ........              1.105                3.991                0.446                4.019
                                                       ------------         ------------         ------------         ------------
Total from investment operations ...............              1.176                3.980                0.490                4.037
                                                       ------------         ------------         ------------         ------------

Undistributed net investment income included
in price of units issued and redeemed ..........              0.016               (0.006)               0.006                0.011
                                                       ------------         ------------         ------------         ------------

Distributions to shareholders from:
Net investment income ..........................             (0.071)              (0.000)              (0.044)              (0.018)
In excess of net investment income .............             (0.004)              (0.000)              (0.005)              (0.014)
                                                       ------------         ------------         ------------         ------------
Total distributions ............................             (0.075)              (0.000)              (0.049)              (0.032)
                                                       ------------         ------------         ------------         ------------

Net asset value, end of period .................       $     21.834         $     27.948         $     26.511         $     28.528
                                                       ============         ============         ============         ============

Total return (2) ...............................               5.67%               16.59%                1.93%               16.52%

Net assets, end of period (in 000's) ...........       $     21,846         $     61,498         $    119,311         $     27,114

Ratio of expenses to average net assets (3) ....               0.66%                0.64%                0.63%                0.65%

Ratio of net investment income (loss)
    to average net assets (3) ..................               1.68%               (0.18)%               0.73%                0.33%

Portfolio turnover rate (4) ....................               0.16%               10.52%                1.29%                1.40%


(1)  Investment operations commenced on December 16, 1998.

(2) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized.

(3)  Annualized.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDRs.



The beginning net asset values shown above have been adjusted to reflect reverse stock splits which were effective on December 16, 1998, in order to adjust the net asset value per share of each Fund to be approximately 1/10th of the value of its respective Select Sector Index. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1
for 2.202, 1 for 2.266, 1 for 3.009,and 1 for 2.906, respectively.

  THE ENERGY         THE FINANCIAL        THE INDUSTRIAL       THE TECHNOLOGY       THE UTILITIES
SELECT SECTOR        SELECT SECTOR        SELECT SECTOR        SELECT SECTOR        SELECT SECTOR
  SPDR FUND            SPDR FUND            SPDR FUND            SPDR FUND            SPDR FUND
 12/16/98 -           12/16/98 -           12/16/98 -           12/16/98 -           12/16/98 -
 3/31/99 (1)          3/31/99 (1)          3/31/99 (1)          3/31/99 (1)          3/31/99 (1)
 -----------          -----------          -----------          -----------          -----------
$     23.588         $     22.020         $     22.656         $     30.086         $     29.060
------------         ------------         ------------         ------------         ------------

       0.020                0.061                0.080               (0.010)               0.184
       1.067                2.945                2.215                6.602               (2.396)
------------         ------------         ------------         ------------         ------------
       1.087                3.006                2.295                6.592               (2.212)
------------         ------------         ------------         ------------         ------------


       0.066                0.013                0.010               (0.001)               0.011
------------         ------------         ------------         ------------         ------------


      (0.020)              (0.061)              (0.080)              (0.000)              (0.184)
      (0.070)              (0.008)              (0.014)              (0.000)              (0.005)
------------         ------------         ------------         ------------         ------------
      (0.090)              (0.069)              (0.094)              (0.000)              (0.189)
------------         ------------         ------------         ------------         ------------

$     24.651         $     24.970         $     24.867         $     36.677         $     26.670
============         ============         ============         ============         ============

        4.83%               13.71%               10.10%               21.89%               (7.61)%

$    130,663         $    106,137         $     17,419         $    564,836         $     52,016

        0.60%                0.63%                0.67%                0.62%                0.64%


        1.03%                1.15%                1.26%               (0.09)%               2.35%

       22.71%                2.36%                3.50%                6.31%                1.52%

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 1999 (UNAUDITED)


1. ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S & P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" and each individually a "Fund") as follows: The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

Portfolio securities are valued at the last quoted current price. Price information on listed securities is taken from the exchange where the securities are primarily traded. Securities regularly traded in an over-the-counter market are valued at the latest quoted bid price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Advisor in accordance with procedures adopted by the Board of Trustees.

FEDERAL INCOME TAX

The Funds intend to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent they distribute their taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for income equalization, in-kind transactions and losses deferred due to wash sales.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)



During the fiscal period ended March 31, 1999, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (Note 4) as an increase to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                                  NET GAIN (LOSS)
                                                                  RECLASS AMOUNT
                                                                  --------------
The Basic Industries Select Sector SPDR Fund                       $     60,127
The Consumer Services Select Sector SPDR Fund                           571,140
The Consumer Staples Select Sector SPDR Fund                          1,353,723
The Cyclical/Transportation Select Sector SPDR Fund                     384,136
The Energy Select Sector SPDR Fund                                    2,672,787
The Financial Select Sector SPDR Fund                                    77,247
The Industrial Select Sector SPDR Fund                                        0
The Technology Select Sector SPDR Fund                               16,362,204
The Utilities Select Sector SPDR Fund                                   (19,121)

INVESTMENT INCOME

Corporate actions (including cash dividends) are recorded net of nonreclaimable tax withholdings on the ex-dividend date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are allocated to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. At March 31, 1999, the Trust had no open repurchase agreements.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)



OTHER

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

3. FEES AND COMPENSATION PAID TO AFFILIATES AND OTHER PARTIES

ADVISORY FEE

Each Fund has entered into an Investment Advisory Agreement with State Street Global Advisors ("The Advisor"). As compensation for the services rendered, facilities furnished, and expenses borne by the Advisor, each Fund pays the Advisor a fee accrued daily and paid monthly, at the annualized rate of 0.05% of average daily net assets of each of the Funds.

UNITARY FEE

A "Unitary" Fee is paid by each of the Funds to State Street Bank for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the aggregate net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is equal to the greater of: (a) a sliding scale fee calculated as follows: (i) 0.10% of average daily net assets of the Trust up to the first $4.5 billion of net assets (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added):
(ii) 0.08% of average daily net assets up to the next $4.5 billion of net assets of the Trust (such $4.5 billion to be increased by $500 million each time a new Select Sector SPDR Fund is added): and (iii) 0.06% of average daily net assets on the remainder of net assets; or (b) a minimum annual fee of $3.15 million increased by $350,000 each time a new Select Sector SPDR Fund is added. The minimum fee will not be in effect for the first two years of the Trust's operation. Each Select Sector SPDR Fund will also bear all other expenses of its operation.

DISTRIBUTOR

ALPS Mutual Fund Services, Inc. (the "Distributor") serves as the distributor of the shares of each Fund pursuant to a Distribution Plan and Agreement, pursuant to Rule 12b-1 under the 1940 Act, between the Distributor and the Trust. The Rule 12b-1 Plan and Agreement provides for payment of a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), the American Stock Exchange LLC (the "AMEX"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. Pursuant to such license agreement, the Trust has entered into a sub-license agreement which provides that each Select Sector SPDR Fund will pay a one time fee to S&P of $5,000 (the "One Time Fee"). In addition, the Trust will pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The Minimum Annual Fee (plus the One Time Fee) is payable in full to S&P during the first year of the sub-license agreement six months from the date after the first day of trading of any Select Sector SPDR Fund on the AMEX (the "First Trading Day"). Thereafter, the Minimum Annual Fee is payable in full on each anniversary of the First Trading Day. The fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub license fees based on the relative net assets of such Fund.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)



TRUSTEES FEES

Trustees receive an annual fee of $12,000, and a meeting fee of $ 2,000 per meeting attended. The Funds will reimburse the Trustees for any out of pocket expenses related to attending meetings of the Board of Trustees.

4. SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDRS WERE AS FOLLOWS FOR THE PERIOD* ENDED MARCH 31, 1999


THE BASIC INDUSTRIES SELECT SECTOR SPDR FUND


                                             Select Sector
                                                 SPDRs                Amount
                                                 -----                ------
SPDRs sold                                     1,150,000           $ 24,318,542

Dividend reinvestment
   SPDRs issued                                       --                     --
SPDRs redeemed                                  (150,000)            (3,124,280)
Net income equalization                               --                (16,324)
                                               ---------           ------------

Net increase                                   1,000,000           $ 21,177,938
                                               =========           ============

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND


                                            Select Sector
                                                SPDRs                 Amount
                                                -----                 ------
SPDRs sold                                    5,100,000           $ 133,772,868

Dividend reinvestment
   SPDRs issued                                      --                      --
SPDRs redeemed                                 (600,000)          $ (16,376,692)
Net income equalization                              --                 (28,312)
                                              ---------           -------------

Net increase                                  4,500,000           $ 117,367,864
                                              =========           =============

THE ENERGY SELECT SECTOR SPDR FUND


                                           Select Sector
                                               SPDRs                  Amount
                                               -----                  ------
SPDRs sold                                   6,500,000            $ 155,085,858

Dividend reinvestment
   SPDRs issued                                     --                       --
SPDRs redeemed                              (1,200,000)             (28,814,747)
Net income equalization                             --                 (347,531)
                                            ----------            -------------

Net increase                                 5,300,000            $ 125,923,580
                                            ==========            =============


THE CONSUMER SERVICES SELECT SECTOR SPDR FUND


                                            Select Sector
                                                SPDRs                 Amount
                                                -----                 ------
SPDRs sold                                    2,400,000            $ 61,410,261

Dividend reinvestment
   SPDRs issued                                      --                      --
SPDRs redeemed                                 (200,000)             (5,338,452)
Net income equalization                              --                  13,835
                                             ----------            ------------

Net increase                                  2,200,000            $ 56,085,644
                                             ==========            ============

THE CYCLICAL/TRANSPORTATION SELECT SECTOR SPDR FUND


                                            Select Sector
                                                SPDRs                 Amount
                                                -----                 ------
SPDRs sold                                    1,100,000            $ 29,027,059

Dividend reinvestment
   SPDRs issued                                      --                      --
SPDRs redeemed                                 (150,000)           $ (4,032,721)
Net income equalization                              --                 (10,362)
                                             ----------            ------------

Net increase                                    950,000            $ 24,983,976
                                             ==========            ============

THE FINANCIAL SELECT SECTOR SPDR FUND


                                           Select Sector
                                               SPDRs                  Amount
                                               -----                  ------
SPDRs sold                                   4,450,000            $ 105,018,850

Dividend reinvestment
   SPDRs issued                                     --                       --
SPDRs redeemed                                (200,000)              (4,553,700)
Net income equalization                             --                  (53,733)
                                            ----------            -------------

Net increase                                 4,250,000            $ 100,411,417
                                            ==========            =============

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)



THE INDUSTRIAL SELECT SECTOR SPDR FUND


                                              Select Sector
                                                  SPDRs               Amount
                                                  -----               ------
SPDRs sold                                       700,000           $ 16,221,560

Dividend reinvestment
   SPDRs issued                                       --                     --
SPDRs redeemed                                        --                     --
Net income equalization                               --                 (6,846)
                                                 -------           ------------

Net increase                                     700,000           $ 16,214,714
                                                 =======           ============


THE TECHNOLOGY SELECT SECTOR SPDR FUND


                                            Select Sector
                                                SPDRs                 Amount
                                                -----                 ------
SPDRs sold                                   19,950,000           $ 688,296,387

Dividend reinvestment
   SPDRs issued                                      --                      --
SPDRs redeemed                               (4,550,000)           (158,589,630)
Net income equalization                              --                  15,309
                                            -----------           -------------

Net increase                                 15,400,000           $ 529,722,066
                                            ===========           =============


THE UTILITIES SELECT SECTOR SPDR FUND


                                            Select Sector
                                                SPDRs                 Amount
                                                -----                 ------
SPDRs sold                                    2,100,000            $ 63,049,777
Dividend reinvestment
   SPDRs issued                                      --                      --
SPDRs redeemed                                 (150,000)             (4,292,521)
Net income equalization                              --                 (22,030)
                                             ----------            ------------
Net increase                                  1,950,000            $ 58,735,226
                                             ==========            ============

* Funds commenced investment operations on December 16, 1998.

Except for under the Trust's dividend reinvestment plan, Select Sector SPDRs are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 Select Sector SPDRs. Such transactions are only permitted on an in-kind basis, with a separate cash payment which is equivalent to the undistributed net investment income per Select Sector SPDR (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $1,000 to $4,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Transfer Agent and used to offset the expense of processing orders.

5. AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for both financial statement and federal income tax purposes, and their respective gross unrealized appreciation and depreciation at March 31, 1999 were as follows:

                                                                                GROSS             GROSS          NET UNREALIZED
                                                           IDENTIFIED         UNREALIZED        UNREALIZED        APPRECIATION
                                                              COST           APPRECIATION      DEPRECIATION      (DEPRECIATION)
                                                              ----           ------------      ------------      --------------
The Basic Industries Select Sector SPDR Fund              $ 21,317,549       $ 1,019,393       $   434,600       $    584,793
The Consumer Services Select Sector SPDR Fund               57,211,297         6,489,837         2,178,458          4,311,379
The Consumer Staples Select Sector SPDR Fund               118,771,910         6,730,220         6,074,918            655,302
The Cyclical/Transportation Select Sector SPDR Fund         25,389,107         2,042,816           295,079          1,747,737
The Energy Select Sector SPDR Fund                         128,502,053         5,241,177         2,485,585          2,755,592
The Financial Select Sector SPDR Fund                      100,893,775         8,715,462         3,158,667          5,556,795
The Industrial Select Sector SPDR Fund                      16,304,491         1,566,297           405,975          1,160,322
The Technology Select Sector SPDR Fund                     544,238,898        44,488,342        23,922,390         20,565,952
The Utilities Select Sector SPDR Fund                       58,960,127           453,565         7,114,454         (6,660,889)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
MARCH 31, 1999 (UNAUDITED)



6. INVESTMENT TRANSACTIONS

For the period* ended March 31, 1999, the Trust had in-kind contributions and in-kind redemptions as follows:

                                                            PURCHASES           SALES
                                                            ---------           -----
The Basic Industries Select Sector SPDR Fund              $ 24,304,078       $  3,124,259
The Consumer Services Select Sector SPDR Fund               61,434,617          5,342,596
The Consumer Staples Select Sector SPDR Fund               129,775,393         12,418,796
The Cyclical/Transportation Select Sector SPDR Fund         29,021,544          4,033,998
The Energy Select Sector SPDR Fund                         154,722,435         28,796,300
The Financial Select Sector SPDR Fund                      100,997,439          2,182,284
The Industrial Select Sector SPDR Fund                      16,214,659                  0
The Technology Select Sector SPDR Fund                     688,365,301        158,637,134
The Utilities Select Sector SPDR Fund                       63,003,860          4,264,464

For the period* ended March 31, 1999, the Trust had purchases and sales of investment securities as follows:

                                                           PURCHASES           SALES
                                                           ---------           -----
The Basic Industries Select Sector SPDR Fund              $    71,133       $    28,706
The Consumer Services Select Sector SPDR Fund               6,325,402         6,351,218
The Consumer Staples Select Sector SPDR Fund                1,555,570         1,522,104
The Cyclical/Transportation Select Sector SPDR Fund           186,965           116,890
The Energy Select Sector SPDR Fund                         19,122,021        18,626,345
The Financial Select Sector SPDR Fund                       4,038,531         2,244,870
The Industrial Select Sector SPDR Fund                        712,442           685,731
The Technology Select Sector SPDR Fund                     30,046,812        30,363,358
The Utilities Select Sector SPDR Fund                       1,156,771           977,255

*The Funds commenced investment operations on December 16, 1998.

7. INITIAL CAPITALIZATION AND OFFERING OF SHARES

During the period from December 14, 1998 to the commencement of investment operations for each of the Funds, each Fund had no operations other than those related to organizational matters, including the initial capital contribution of $11,111 for each Fund and the issuance of 1,111 shares for each of the Funds. On December 16, 1998 (commencement of investment operations) the Board of Trustees declared reverse stock splits with an effective date of December 16, 1998 in order to adjust the net asset value per share of each portfolio to be approximately 1/10th of the value of its respective Select Sector Index. All capital share activity and per share data have been restated to reflect the reverse stock split. The ratio of the reverse stock split for The Basic Industries Select Sector SPDR Fund, The Consumer Services Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Cyclical/Transportation Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund was 1 for 2.072, 1 for 2.397, 1 for 2.606, 1 for 2.451, 1 for 2.359, 1 for 2.202, 1 for
2.266, 1 for 3.009,and 1 for 2.906, respectively.

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

THE SELECT SECTOR SPDR(R) TRUST
--------------------------------------------------------------------------------

TRUSTEES

John W. English, Chairman
Cheryl Burgermeister
George R. Gaspari
Burton G. Malkiel
Ernest J. Scalberg
R. Charles Tschampion

OFFICERS

Howard H. Fairweather, President and Secretary
E. Davis Hawkes, Jr., Treasurer and Assistant Secretary

INVESTMENT MANAGER

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

DISTRIBUTOR

ALPS Mutual Funds Services
370 17(th) Street, Suite 3100
Denver, Colorado 80202

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

LEGAL COUNSEL

Gordon, Altman, Butowsky, Wetzen, Shalov & Wein
114 West 47(th) Street
New York, New York 10036

INDEPENDENT PUBLIC ACCOUNTANTS

PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

     The Select Sector SPDR Trust is distributed by ALPS Mutual Funds Services, Inc., a member of the NASD.

     The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                        THE SELECT SECTOR SPDR(R) TRUST
                              225 Franklin Street
                          Boston, Massachusetts 02110